Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information [Text Block]
4. SEGMENT INFORMATION
We primarily operate in one reportable business segment, which is our local gas distribution business and which is referred to as the utility segment. During the second quarter of 2018, we moved forward with our long-term strategic plans, which include a shift away from our merchant gas storage business, by entering into a Purchase and Sale Agreement that provides for the sale of all of the membership interests in Gill Ranch, subject to various regulatory approvals and closing conditions. As such, we reevaluated our reportable segments and concluded that the gas storage activities no longer meet the requirements of a reportable segment. We have ongoing, non-utility gas storage activities, which include our interstate storage and asset management activities at our Mist gas storage facility, reported as other. We also have other investments and business activities not specifically related to our utility segment, which are aggregated and reported as other. We refer to our local gas distribution business as the utility and all other activities as non-utility.
Our utility segment also includes the utility portion of our Mist underground storage facility and our North Mist gas storage expansion in Oregon and NWN Gas Reserves, which is a wholly-owned subsidiary of Energy Corp. Other includes the non-utility portion of Mist, and all third-party asset management services, NNG Financial, non-utility appliance retail center operations, NWN Water, which is pursuing investments in the water sector itself and through its wholly-owned subsidiary FWC Merger Sub, Inc., and NWN Energy's equity investment in TWH, which is pursuing development of a cross-Cascades transmission pipeline project. No individual customer accounts for over 10% of our operating revenues.
Local Gas Distribution
Our local gas distribution segment is a regulated utility principally engaged in the purchase, sale, and delivery of natural gas and related services to customers in Oregon and southwest Washington. As a regulated utility, we are responsible for building and maintaining a safe and reliable pipeline distribution system, purchasing sufficient gas supplies from producers and marketers, contracting for firm and interruptible transportation of gas over interstate pipelines to bring gas from the supply basins into our service territory, and re-selling the gas to customers subject to rates, terms, and conditions approved by the OPUC or WUTC. Gas distribution also includes taking customer-owned gas and transporting it from interstate pipeline connections, or city gates, to the customers’ end-use facilities for a fee, which is approved by the OPUC or WUTC. Approximately 89% of our customers are located in Oregon and 11% in Washington. On an annual basis, residential and commercial customers typically account for around 60% of our utility’s total volumes delivered and 90% of our utility’s margin. Industrial customers largely account for the remaining volumes and utility margin. A small amount of utility margin is also derived from miscellaneous services, gains or losses from an incentive gas cost sharing mechanism, and other service fees.
Industrial sectors we serve include: pulp, paper, and other forest products; the manufacture of electronic, electrochemical and electrometallurgical products; the processing of farm and food products; the production of various mineral products; metal fabrication and casting; the production of machine tools, machinery, and textiles; the manufacture of asphalt, concrete, and rubber; printing and publishing; nurseries; government and educational institutions; and electric generation.
Other
We have non-utility investments and other business activities, which are aggregated and reported as other. Other primarily consists of the non-utility portion of our Mist facility in Oregon and third-party asset management services, an equity method investment in TWH, which was formed to build and operate an interstate gas transmission pipeline in Oregon (TWP), other pipeline assets in NNG Financial, and non-utility appliance retail center operations. For more information on TWP, see Note 12. Other also includes some corporate operating and non-operating revenues and expenses that cannot be allocated to utility operations. Upon closing agreements to purchase two water utilities, we expect them to be accounted for as other.
NNG Financial's assets primarily consist of an active, wholly-owned subsidiary which owns a 10% interest in an 18-mile interstate natural gas pipeline. NNG Financial’s total assets were $0.4 million and $0.5 million at December 31, 2017 and 2016, respectively.
Earnings from the non-utility assets at our Mist facility are primarily related to firm storage capacity revenues. Earnings for the Mist facility also include revenue, net of amounts shared with utility customers, from management of utility assets at Mist and upstream pipeline capacity when not needed to serve utility customers. We retain 80% of the pre-tax income from these services when the costs of the capacity have not been included in utility rates, or 33% of the pre-tax income when the costs have been included in utility rates. The remaining 20% and 67%, respectively, are recorded to a deferred regulatory account for crediting back to utility customers.
Segment Information Summary
Inter-segment transactions were immaterial for the periods presented. The following table presents summary financial information concerning the reportable segments:

In thousands	Utility	Other	Total
2017
Operating revenues	$732,942	$22,096	$755,038
Depreciation and amortization	79,734	1,319	81,053
Income from operations	132,807	12,452	145,259
Net income from continuing operations(1)	60,509	11,564	72,073
Capital expenditures	211,672	1,653	213,325
Total assets at December 31, 2017(3)	2,961,326	64,546	3,025,872
2016
Operating revenues	$650,477	$17,696	$668,173
Depreciation and amortization	76,289	1,315	77,604
Income from operations	130,570	13,539	144,109
Net income from continuing operations(2)	54,567	7,852	62,419
Capital expenditures	138,074	283	138,357
Total assets at December 31, 2016(3)	2,806,627	62,759	2,869,386
2015
Operating revenues	$702,210	$15,678	$717,888
Depreciation and amortization	74,410	1,312	75,722
Income from operations	119,215	11,822	131,037
Net income from continuing operations(2)	53,391	6,635	60,026
Capital expenditures	115,272	1,040	116,312
Total assets at December 31, 2015(3)	2,791,623	64,335	2,855,958

(1)
Includes $1.0 million of tax expense in Utility and $4.4 million of tax benefit in Other from the enactment of the TCJA. The TCJA was enacted December 22, 2017 and resulted in the federal tax rate changing from 35% to 21%.

(2)	Includes $2.0 million in 2016 and $9.1 million in 2015 of after-tax regulatory environmental disallowance charges in Utility.

(3)	Total assets exclude assets related to discontinued operations of $13.9 million, $210.4 million and $213.5 million as of December 31, 2017, 2016, and 2015, respectively.

Utility Margin
Utility margin is a financial measure consisting of utility operating revenues, which are reduced by revenue taxes, the associated cost of gas, and environmental recovery revenues. The cost of gas purchased for utility customers is generally a pass-through cost in the amount of revenues billed to regulated utility customers. Environmental recovery revenues represent collections received from customers through our environmental recovery mechanism in Oregon. These collections are offset by the amortization of environmental liabilities, which is presented as environmental remediation expense in our operating expenses. By subtracting cost of gas and environmental remediation expense from utility operating revenues, utility margin provides a key metric used by our chief operating decision maker in assessing the performance of the utility segment. The gas storage segment and other emphasize growth in operating revenues as opposed to margin because they do not incur a product cost (i.e. cost of gas sold) like the utility and, therefore, use operating revenues and net income to assess performance.

The following table presents additional segment information concerning utility margin:

In thousands	2017	2016	2015
Utility margin calculation:
Utility operating revenues	$732,942	$650,477	$702,210
Less: Utility cost of gas	325,019	260,588	327,305
Environmental remediation expense	15,291	13,298	3,513
Utility margin	$392,632	$376,591	$371,392